Schedule of Investments (unaudited)
August 31, 2025
 Western Asset High Yield Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 85.8%
Communication Services — 16.4%
Diversified Telecommunication Services — 3.6%
Altice Financing SA, Senior Secured Notes	5.000%	1/15/28	740,000	$604,994 (a)
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	2,220,000	1,761,903 (a)
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	2,550,000	919,798 *(a)(b)
Altice France Holding SA, Senior Secured Notes	6.000%	2/15/28	2,130,000	769,397 *(a)(b)
Altice France SA, Senior Secured Notes	5.125%	7/15/29	1,380,000	1,181,052 (a)
Altice France SA, Senior Secured Notes	5.500%	10/15/29	290,000	248,904 (a)
Level 3 Financing Inc., Senior Secured Notes	6.875%	6/30/33	10,000	10,100 (a)
Total Diversified Telecommunication Services				5,496,148
Entertainment — 1.5%
Allen Media LLC/Allen Media Co-Issuer Inc., Senior Notes	10.500%	2/15/28	990,000	433,125 (a)
Banijay Entertainment SAS, Senior Secured Notes	8.125%	5/1/29	1,110,000	1,155,566 (a)
Warnermedia Holdings Inc., Senior Notes	4.279%	3/15/32	9,000	7,773
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	1,120,000	755,513
Total Entertainment				2,351,977
Media — 7.2%
AMC Networks Inc., Senior Secured Notes	10.250%	1/15/29	370,000	385,392 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	260,000	225,950 (a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.700%	12/1/55	540,000	533,859 (c)
Clear Channel Outdoor Holdings Inc., Senior Secured Notes	7.125%	2/15/31	390,000	396,504 (a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	10.000%	2/15/31	230,000	228,791 (a)
DISH DBS Corp., Senior Notes	7.375%	7/1/28	1,360,000	1,232,031
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	810,000	762,954 (a)
DISH Network Corp., Senior Secured Notes	11.750%	11/15/27	110,000	116,368 (a)
EchoStar Corp., Senior Secured Notes	10.750%	11/30/29	4,405,100	4,745,020
EchoStar Corp., Senior Secured Notes (6.750% Cash or 6.750% PIK)	6.750%	11/30/30	13,247	13,083 (d)
EW Scripps Co., Senior Secured Notes	9.875%	8/15/30	350,000	329,353 (a)
Getty Images Inc., Senior Secured Notes	11.250%	2/21/30	80,000	73,264 (a)
Gray Media Inc., Secured Notes	9.625%	7/15/32	460,000	462,711 (a)
Gray Media Inc., Senior Notes	5.875%	7/15/26	1,000,000	997,370 (a)
iHeartCommunications Inc., Senior Secured Notes	9.125%	5/1/29	262,500	225,891 (a)
Sirius XM Radio LLC, Senior Notes	3.875%	9/1/31	260,000	233,988 (a)
Univision Communications Inc., Senior Secured Notes	9.375%	8/1/32	230,000	242,355 (a)
Total Media				11,204,884
Wireless Telecommunication Services — 4.1%
CSC Holdings LLC, Senior Notes	11.250%	5/15/28	200,000	200,064 (a)
CSC Holdings LLC, Senior Notes	11.750%	1/31/29	2,110,000	1,936,692 (a)
CSC Holdings LLC, Senior Notes	4.125%	12/1/30	240,000	157,435 (a)
CSC Holdings LLC, Senior Notes	4.625%	12/1/30	1,610,000	706,569 (a)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	850,000	552,046 (a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	2,148,000	2,311,205
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	130,000	157,700
See Notes to Schedule of Investments.

Western Asset High Yield Opportunity Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset High Yield Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Wireless Telecommunication Services — continued
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	340,000	$318,150 (a)
Total Wireless Telecommunication Services				6,339,861

Total Communication Services				25,392,870
Consumer Discretionary — 17.5%
Automobile Components — 3.6%
Adient Global Holdings Ltd., Senior Notes	7.500%	2/15/33	220,000	229,233 (a)
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	1,510,000	1,521,076
American Axle & Manufacturing Inc., Senior Notes	5.000%	10/1/29	20,000	18,896
Clarios Global LP/Clarios US Finance Co., Senior Secured Notes	6.750%	2/15/30	520,000	539,159 (a)
Dornoch Debt Merger Sub Inc., Senior Notes	6.625%	10/15/29	950,000	825,670 (a)
Garrett Motion Holdings Inc./Garrett LX I Sarl, Senior Notes	7.750%	5/31/32	230,000	240,646 (a)
JB Poindexter & Co. Inc., Senior Notes	8.750%	12/15/31	970,000	1,003,020 (a)
ZF North America Capital Inc., Senior Notes	6.875%	4/23/32	1,250,000	1,199,539 (a)
Total Automobile Components				5,577,239
Automobiles — 1.4%
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	2,750,000	2,183,373 (a)
Diversified Consumer Services — 0.7%
Carriage Services Inc., Senior Notes	4.250%	5/15/29	340,000	321,068 (a)
Service Corp. International, Senior Notes	7.500%	4/1/27	740,000	768,282
Total Diversified Consumer Services				1,089,350
Hotels, Restaurants & Leisure — 8.1%
Caesars Entertainment Inc., Senior Secured Notes	6.500%	2/15/32	140,000	143,613 (a)
Carnival PLC, Senior Notes	1.000%	10/28/29	1,310,000 EUR	1,392,337
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	1,310,000	1,255,165 (a)
Light & Wonder International Inc., Senior Notes	7.000%	5/15/28	540,000	542,159 (a)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	670,000	648,020 (a)
NCL Corp. Ltd., Senior Notes	7.750%	2/15/29	1,239,000	1,324,334 (a)
NCL Finance Ltd., Senior Notes	6.125%	3/15/28	20,000	20,297 (a)
Pinnacle Bidco PLC, Senior Secured Notes	10.000%	10/11/28	500,000 GBP	715,376 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	7/15/27	1,220,000	1,230,721 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	750,000	763,857 (a)
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	30,000	30,223 (a)
Viking Cruises Ltd., Senior Notes	9.125%	7/15/31	1,720,000	1,854,215 (a)
Viking Ocean Cruises Ship VII Ltd., Senior Secured Notes	5.625%	2/15/29	60,000	60,092 (a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	880,000	875,640 (a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	700,000	675,463 (a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	920,000	990,879 (a)
Total Hotels, Restaurants & Leisure				12,522,391
Household Durables — 0.6%
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	610,000	615,902 (a)
Newell Brands Inc., Senior Notes	8.500%	6/1/28	220,000	232,809 (a)
Total Household Durables				848,711
Specialty Retail — 2.8%
Foot Locker Inc., Senior Notes	4.000%	10/1/29	790,000	757,033 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	11.500%	8/15/29	1,090,000	1,081,474 (a)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	1,470,000	1,167,503 (a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	6.750%	3/1/32	740,000	768,511
See Notes to Schedule of Investments.

Western Asset High Yield Opportunity Fund Inc. 2025 Quarterly Report

 Western Asset High Yield Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Specialty Retail — continued
Upbound Group Inc., Senior Notes	6.375%	2/15/29	530,000	$520,212 (a)
Total Specialty Retail				4,294,733
Textiles, Apparel & Luxury Goods — 0.3%
Saks Global Enterprises LLC, Second Out Senior Secured Notes	11.000%	12/15/29	1,160,000	469,800 (a)
Saks Global Enterprises LLC, Third Out Senior Secured Notes	11.000%	12/15/29	43,500	10,549 (a)
Total Textiles, Apparel & Luxury Goods				480,349

Total Consumer Discretionary				26,996,146
Consumer Staples — 0.5%
Beverages — 0.5%
Primo Water Holdings Inc./Triton Water Holdings Inc., Senior Notes	6.250%	4/1/29	760,000	765,970 (a)

Energy — 10.7%
Energy Equipment & Services — 0.7%
Noble Finance II LLC, Senior Notes	8.000%	4/15/30	380,000	393,765 (a)
Shelf Drilling Holdings Ltd., Senior Secured Notes	9.625%	4/15/29	640,000	668,653 (a)
Total Energy Equipment & Services				1,062,418
Oil, Gas & Consumable Fuels — 10.0%
Chord Energy Corp., Senior Notes	6.750%	3/15/33	750,000	769,692 (a)
Crescent Energy Finance LLC, Senior Notes	9.250%	2/15/28	332,000	345,690 (a)
Crescent Energy Finance LLC, Senior Notes	7.375%	1/15/33	1,380,000	1,349,231 (a)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	2,560,000	1,890,704
Ecopetrol SA, Senior Notes	5.875%	11/2/51	1,500,000	1,061,941
Howard Midstream Energy Partners LLC, Senior Notes	6.625%	1/15/34	350,000	355,937 (a)
Northern Oil & Gas Inc., Senior Notes	8.125%	3/1/28	520,000	524,265 (a)
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	540,000	533,668
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	560,000	455,627 (a)
Range Resources Corp., Senior Notes	8.250%	1/15/29	380,000	390,215
Rockies Express Pipeline LLC, Senior Notes	6.750%	3/15/33	10,000	10,458 (a)
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	570,000	591,458 (a)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	180,000	181,350 (a)
Summit Midstream Holdings LLC, Senior Secured Notes	8.625%	10/31/29	150,000	149,717 (a)
Venture Global LNG Inc., Junior Subordinated Notes (9.000% to 9/30/29 then 5 year Treasury Constant Maturity Rate + 5.440%)	9.000%	9/30/29	1,750,000	1,738,926 (a)(e)(f)
Venture Global LNG Inc., Senior Secured Notes	7.000%	1/15/30	270,000	278,401 (a)
Venture Global LNG Inc., Senior Secured Notes	9.875%	2/1/32	240,000	261,481 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.750%	5/1/35	460,000	512,474 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	290,000	304,522 (a)
Vermilion Energy Inc., Senior Notes	6.875%	5/1/30	390,000	377,436 (a)
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	180,000	175,065
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	540,000	455,379
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	920,000	769,302
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	330,000	374,495
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	1,620,000	1,582,029
Total Oil, Gas & Consumable Fuels				15,439,463

Total Energy				16,501,881
See Notes to Schedule of Investments.

Western Asset High Yield Opportunity Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset High Yield Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financials — 7.8%
Banks — 3.3%
BNP Paribas SA, Junior Subordinated Notes (7.750% to 8/16/29 then 5 year Treasury Constant Maturity Rate + 4.899%)	7.750%	8/16/29	810,000	$852,710 (a)(e)(f)
Citigroup Inc., Junior Subordinated Notes (6.950% to 2/15/30 then 5 year Treasury Constant Maturity Rate + 2.726%)	6.950%	2/15/30	230,000	234,115 (e)(f)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,330,000	1,340,879 (a)(e)(f)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/29/25	440,000	441,247 (e)(f)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	2,030,000	2,185,559 (e)(f)
Total Banks				5,054,510
Capital Markets — 0.7%
Credit Suisse AG AT1 Claim	—	—	6,220,000	0 *(g)(h)(i)
StoneX Escrow Issuer LLC, Secured Notes	6.875%	7/15/32	140,000	144,001 (a)
StoneX Group Inc., Secured Notes	7.875%	3/1/31	370,000	391,381 (a)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	540,000	593,157 (a)(e)(f)
Total Capital Markets				1,128,539
Consumer Finance — 0.2%
EZCORP Inc., Senior Notes	7.375%	4/1/32	360,000	380,477 (a)
Financial Services — 2.2%
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV, Senior Secured Notes	8.500%	1/15/31	110,000 GBP	160,569 (a)
Burford Capital Global Finance LLC, Senior Notes	7.500%	7/15/33	770,000	787,903 (a)
Capstone Borrower Inc., Senior Secured Notes	8.000%	6/15/30	140,000	146,708 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	730,000	763,162 (a)
SGUS LLC, Senior Secured Notes	11.000%	12/15/29	496,955	441,785 (a)
VFH Parent LLC/Valor Co-Issuer Inc., Senior Secured Notes	7.500%	6/15/31	370,000	389,656 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	7.875%	5/1/27	510,000	515,859 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	6.375%	2/1/30	270,000	260,157 (a)
Total Financial Services				3,465,799
Insurance — 0.6%
Acrisure LLC/Acrisure Finance Inc., Senior Secured Notes	6.750%	7/1/32	150,000	154,017 (a)
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, Senior Notes	7.875%	11/1/29	740,000	768,421 (a)
Total Insurance				922,438
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
Apollo Commercial Real Estate Finance Inc., Senior Secured Notes	4.625%	6/15/29	410,000	394,500 (a)
Arbor Realty SR Inc., Senior Notes	7.875%	7/15/30	380,000	395,789 (a)
Starwood Property Trust Inc., Senior Notes	7.250%	4/1/29	370,000	388,205 (a)
Total Mortgage Real Estate Investment Trusts (REITs)				1,178,494

Total Financials				12,130,257
Health Care — 8.5%
Health Care Providers & Services — 5.1%
CHS/Community Health Systems Inc., Secured Notes	6.875%	4/15/29	690,000	549,222 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	4.750%	2/15/31	1,510,000	1,288,519 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	1,710,000	1,811,713 (a)
See Notes to Schedule of Investments.

Western Asset High Yield Opportunity Fund Inc. 2025 Quarterly Report

 Western Asset High Yield Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care Providers & Services — continued
CHS/Community Health Systems Inc., Senior Secured Notes	9.750%	1/15/34	590,000	$598,282 (a)
HCA Inc., Senior Notes	7.500%	11/15/95	1,000,000	1,071,261
LifePoint Health Inc., Senior Secured Notes	9.875%	8/15/30	10,000	10,840 (a)
LifePoint Health Inc., Senior Secured Notes	11.000%	10/15/30	470,000	518,704 (a)
Sotera Health Holdings LLC, Senior Secured Notes	7.375%	6/1/31	370,000	389,386 (a)
Tenet Healthcare Corp., Senior Notes	6.125%	10/1/28	1,260,000	1,261,697
Tenet Healthcare Corp., Senior Notes	6.875%	11/15/31	250,000	268,614
U.S. Renal Care Inc., Senior Secured Notes	10.625%	6/28/28	161,000	142,485 (a)
Total Health Care Providers & Services				7,910,723
Health Care Technology — 0.5%
AthenaHealth Group Inc., Senior Notes	6.500%	2/15/30	770,000	756,030 (a)
Pharmaceuticals — 2.9%
1261229 BC Ltd., Senior Secured Notes	10.000%	4/15/32	570,000	592,314 (a)
Amneal Pharmaceuticals LLC, Senior Secured Notes	6.875%	8/1/32	540,000	556,289 (a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	140,000	110,250 (a)
Bausch Health Cos. Inc., Senior Secured Notes	4.875%	6/1/28	990,000	894,450 (a)
Par Pharmaceutical Inc., Escrow	—	—	300,000	0 *(a)(g)(h)(i)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	1,610,000	1,615,585
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	920,000	672,252
Total Pharmaceuticals				4,441,140

Total Health Care				13,107,893
Industrials — 10.8%
Aerospace & Defense — 1.5%
Bombardier Inc., Senior Notes	7.500%	2/1/29	290,000	302,828 (a)
Bombardier Inc., Senior Notes	7.250%	7/1/31	1,540,000	1,625,527 (a)
TransDigm Inc., Senior Secured Notes	7.125%	12/1/31	370,000	386,136 (a)
Total Aerospace & Defense				2,314,491
Building Products — 0.2%
Masterbrand Inc., Senior Notes	7.000%	7/15/32	230,000	238,502 (a)
Commercial Services & Supplies — 3.6%
CoreCivic Inc., Senior Notes	4.750%	10/15/27	20,000	19,670
CoreCivic Inc., Senior Notes	8.250%	4/15/29	1,420,000	1,503,848
GEO Group Inc., Senior Notes	10.250%	4/15/31	690,000	761,107
GEO Group Inc., Senior Secured Notes	8.625%	4/15/29	360,000	380,963
GFL Environmental Inc., Senior Secured Notes	6.750%	1/15/31	520,000	543,495 (a)
Madison IAQ LLC, Senior Notes	5.875%	6/30/29	560,000	554,859 (a)
RB Global Holdings Inc., Senior Notes	7.750%	3/15/31	730,000	766,970 (a)
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	940,000	954,538 (a)
Total Commercial Services & Supplies				5,485,450
Construction & Engineering — 1.1%
Arcosa Inc., Senior Notes	6.875%	8/15/32	210,000	219,232 (a)
Tutor Perini Corp., Senior Notes	11.875%	4/30/29	1,350,000	1,516,670 (a)
Total Construction & Engineering				1,735,902
Ground Transportation — 0.9%
Carriage Purchaser Inc., Senior Notes	7.875%	10/15/29	1,460,000	1,353,800 (a)
Machinery — 0.9%
Park-Ohio Industries Inc., Senior Secured Notes	8.500%	8/1/30	870,000	885,516 (a)
See Notes to Schedule of Investments.

Western Asset High Yield Opportunity Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset High Yield Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Machinery — continued
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	570,000	$571,680
Total Machinery				1,457,196
Passenger Airlines — 1.9%
American Airlines Inc., Senior Secured Notes	7.250%	2/15/28	670,000	687,796 (a)
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	1,250,000	1,310,714 (a)
JetBlue Airways Corp./JetBlue Loyalty LP, Senior Secured Notes	9.875%	9/20/31	420,000	417,675 (a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes (11.000% Cash or 4.000% PIK and 8.000% Cash)	11.000%	3/12/30	1,129,657	533,763 (a)(d)
Total Passenger Airlines				2,949,948
Trading Companies & Distributors — 0.7%
Herc Holdings Inc., Senior Notes	7.000%	6/15/30	250,000	260,355 (a)
Herc Holdings Inc., Senior Notes	7.250%	6/15/33	500,000	524,873 (a)
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	327,000	326,964
Total Trading Companies & Distributors				1,112,192

Total Industrials				16,647,481
Information Technology — 4.6%
Communications Equipment — 1.6%
CommScope LLC, Senior Secured Notes	9.500%	12/15/31	450,000	465,668 (a)
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	750,000	782,309 (a)
Viasat Inc., Senior Notes	7.500%	5/30/31	1,310,000	1,231,378 (a)
Total Communications Equipment				2,479,355
Electronic Equipment, Instruments & Components — 0.3%
EquipmentShare.com Inc., Secured Notes	8.625%	5/15/32	320,000	345,075 (a)
EquipmentShare.com Inc., Senior Secured Notes	8.000%	3/15/33	180,000	191,383 (a)
Total Electronic Equipment, Instruments & Components				536,458
IT Services — 0.5%
CoreWeave Inc., Senior Notes	9.250%	6/1/30	340,000	341,578 (a)
CoreWeave Inc., Senior Notes	9.000%	2/1/31	40,000	39,650 (a)
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	6.750%	8/15/32	370,000	383,871 (a)
Total IT Services				765,099
Semiconductors & Semiconductor Equipment — 0.3%
Qnity Electronics Inc., Senior Notes	6.250%	8/15/33	450,000	465,738 (a)
Software — 1.7%
Cloud Software Group Inc., Senior Secured Notes	8.250%	6/30/32	2,180,000	2,332,356 (a)
Cloud Software Group Inc., Senior Secured Notes	6.625%	8/15/33	270,000	273,963 (a)
Total Software				2,606,319
Technology Hardware, Storage & Peripherals — 0.2%
Diebold Nixdorf Inc., Senior Secured Notes	7.750%	3/31/30	220,000	233,306 (a)

Total Information Technology				7,086,275
Materials — 5.2%
Chemicals — 0.2%
Cerdia Finanz GmbH, Senior Secured Notes	9.375%	10/3/31	370,000	392,489 (a)
Containers & Packaging — 2.0%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	3,221,442	128,858 (a)(d)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Notes	4.000%	9/1/29	590,000	541,879 (a)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	2,255,000	995,695 (a)
See Notes to Schedule of Investments.

Western Asset High Yield Opportunity Fund Inc. 2025 Quarterly Report

 Western Asset High Yield Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Containers & Packaging — continued
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	1,380,000	$609,339 (a)
Canpack SA/Canpack US LLC, Senior Notes	3.875%	11/15/29	810,000	763,627 (a)
Total Containers & Packaging				3,039,398
Metals & Mining — 3.0%
Capstone Copper Corp., Senior Notes	6.750%	3/31/33	370,000	380,267 (a)
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	510,000	542,813 (a)
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	1,000,000	1,045,855 (a)
First Quantum Minerals Ltd., Senior Notes	8.000%	3/1/33	1,180,000	1,226,942 (a)
First Quantum Minerals Ltd., Senior Notes	7.250%	2/15/34	320,000	323,362 (a)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	1,120,000	1,060,920
Total Metals & Mining				4,580,159

Total Materials				8,012,046
Real Estate — 2.6%
Diversified REITs — 0.6%
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	410,000	388,665
MPT Operating Partnership LP/MPT Finance Corp., Senior Secured Notes	8.500%	2/15/32	510,000	535,096 (a)
Total Diversified REITs				923,761
Health Care REITs — 0.2%
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	346,000	294,092
Hotel & Resort REITs — 1.0%
Service Properties Trust, Senior Notes	5.250%	2/15/26	500,000	501,295
Service Properties Trust, Senior Notes	8.875%	6/15/32	1,000,000	1,032,652
Total Hotel & Resort REITs				1,533,947
Real Estate Management & Development — 0.5%
Add Hero Holdings Ltd., Senior Secured Notes (7.500% Cash or 8.500% PIK)	8.500%	9/30/29	103,870	6,232 (d)(j)
Add Hero Holdings Ltd., Senior Secured Notes (8.000% Cash or 9.000% PIK)	9.000%	9/30/30	84,393	1,899 (d)(j)
Add Hero Holdings Ltd., Senior Secured Notes (8.800% Cash or 9.800% PIK)	9.800%	9/30/31	110,974	2,381 (d)(j)
China Aoyuan Group Ltd., Senior Notes, Step bond (0.000% to 9/30/31 then 1.000%)	0.000%	3/30/2173	152,810	1,146 (e)(j)
China Aoyuan Group Ltd., Senior Secured Notes (5.500% PIK)	5.500%	9/30/31	41,440	725 (d)(j)
Country Garden Holdings Co. Ltd., Senior Secured Notes	—	1/27/24	1,750,000	148,750 *(j)(k)
Cushman & Wakefield US Borrower LLC, Senior Secured Notes	8.875%	9/1/31	210,000	225,331 (a)
Five Point Operating Co. LP/Five Point Capital Corp., Senior Notes, Step bond (10.500% to 11/15/25 then 11.000%)	10.500%	1/15/28	380,000	383,481 (a)
Total Real Estate Management & Development				769,945
Specialized REITs — 0.3%
Iron Mountain Inc., Senior Notes	7.000%	2/15/29	510,000	525,659 (a)

Total Real Estate				4,047,404
Utilities — 1.2%
Electric Utilities — 0.4%
Alpha Generation LLC, Senior Notes	6.750%	10/15/32	220,000	226,979 (a)
Vistra Operations Co. LLC, Senior Notes	7.750%	10/15/31	360,000	382,718 (a)
Total Electric Utilities				609,697
Gas Utilities — 0.5%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	770,000	766,577
See Notes to Schedule of Investments.

Western Asset High Yield Opportunity Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset High Yield Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Independent Power and Renewable Electricity Producers — 0.3%
Lightning Power LLC, Senior Secured Notes	7.250%	8/15/32	510,000	$541,353 (a)

Total Utilities				1,917,627
Total Corporate Bonds & Notes (Cost — $133,296,624)				132,605,850
Senior Loans — 6.4%
Communication Services — 1.0%
Interactive Media & Services — 0.4%
X Corp., Term Loan B3	9.500%	10/26/29	550,000	541,552 (l)(m)
Media — 0.6%
iHeartCommunications Inc., Refinanced Term Loan B (1 mo. Term SOFR + 5.889%)	10.205%	5/1/29	1,149,405	970,925 (f)(l)(m)

Total Communication Services				1,512,477
Consumer Discretionary — 1.7%
Automobile Components — 0.5%
First Brands Group LLC, 2022 Incremental Term Loan (3 mo. Term SOFR + 5.262%)	9.570%	3/30/27	817,473	780,687 (f)(l)(m)
Diversified Consumer Services — 0.5%
WW International Inc., Take-Back Term Loan (3 mo. Term SOFR + 6.800%)	11.121%	6/25/30	746,835	688,489 (f)(l)(m)
Hotels, Restaurants & Leisure — 0.6%
Fertitta Entertainment LLC, Initial Term Loan B (1 mo. Term SOFR + 3.250%)	7.566%	1/27/29	984,733	985,413 (f)(l)(m)
Specialty Retail — 0.1%
Petco Health and Wellness Co. Inc., First Lien Initial Term Loan	—	3/3/28	180,000	174,338 (n)

Total Consumer Discretionary				2,628,927
Consumer Staples — 0.3%
Beverages — 0.3%
Triton Water Holdings Inc., 2025 Refinancing Term Loan (3 mo. Term SOFR + 2.250%)	6.546%	3/31/28	467,837	468,957 (f)(l)(m)

Financials — 0.5%
Banks — 0.3%
Ascensus Group Holdings Inc., 2024 Term Loan B (1 mo. Term SOFR + 3.000%)	7.316%	8/2/28	492,150	493,188 (f)(l)(m)
Consumer Finance — 0.1%
Blackhawk Network Holdings Inc., Term Loan B (1 mo. Term SOFR + 4.000%)	8.316%	3/12/29	206,509	207,685 (f)(l)(m)
Financial Services — 0.1%
Nexus Buyer LLC, Amendment No. 10 Term Loan (1 mo. Term SOFR + 4.000%)	8.316%	7/31/31	100,000	100,125 (f)(l)(m)

Total Financials				800,998
Health Care — 0.6%
Health Care Providers & Services — 0.6%
LifePoint Health Inc., Term Loan B (3 mo. Term SOFR + 3.750%)	8.068%	5/16/31	888,769	883,854 (f)(l)(m)

Industrials — 0.2%
Building Products — 0.2%
ACProducts Holdings Inc., Initial Term Loan (3 mo. Term SOFR + 4.512%)	8.807%	5/17/28	492,308	402,110 (f)(l)(m)

Information Technology — 1.5%
Software — 1.5%
DCert Buyer Inc., Second Lien Initial Term Loan (1 mo. Term SOFR + 7.000%)	11.316%	2/19/29	500,000	454,168 (f)(l)(m)
Modena Buyer LLC, Initial Term Loan (3 mo. Term SOFR + 4.500%)	8.808%	7/1/31	555,800	548,060 (f)(l)(m)
Red Planet Borrower LLC, Term Loan B	—	8/7/32	360,000	355,988 (n)
See Notes to Schedule of Investments.

Western Asset High Yield Opportunity Fund Inc. 2025 Quarterly Report

 Western Asset High Yield Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Software — continued
X.Ai Corp., Initial Term Loan	12.500%	6/30/28	950,000	$951,933 (l)(m)
Total Software				2,310,149
Technology Hardware, Storage & Peripherals — 0.0%††
Vericast Corp., 2024 Extended Term Loan (3 mo. Term SOFR + 7.750%)	12.046%	6/16/26	32,554	32,096 (f)(l)(m)

Total Information Technology				2,342,245
Materials — 0.6%
Metals & Mining — 0.6%
Arctic Canadian Diamond Co. Ltd., Second Lien Term Loan	10.000%	12/31/27	895,944	892,833 (g)(h)(l)(m)

Total Senior Loans (Cost — $10,346,464)				9,932,401
Sovereign Bonds — 1.8%
Angola — 0.2%

Angolan Government International Bond, Senior Notes	8.000%	11/26/29	420,000	400,235 (a)
Argentina — 0.3%
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	47,045	32,567 (a)
Provincia de Cordoba, Senior Notes	6.875%	2/1/29	410,000	388,475 (a)
Total Argentina				421,042
Bahamas — 1.0%

Bahamas Government International Bond, Senior Notes	6.950%	11/20/29	1,500,000	1,501,500 (a)
Dominican Republic — 0.3%
Dominican Republic International Bond, Senior Notes	13.625%	2/3/33	21,000,000 DOP	401,694 (j)

Total Sovereign Bonds (Cost — $2,259,448)				2,724,471
			Shares
Investments in Underlying Funds — 1.0%
SPDR Bloomberg Short Term High Yield Bond ETF (Cost — $1,498,452)			58,680	1,498,687
	Rate
Preferred Stocks — 0.7%
Financials — 0.7%
Mortgage Real Estate Investment Trusts (REITs) — 0.7%
AGNC Investment Corp., Non Voting Shares (3 mo. Term SOFR + 4.959%)	9.276%		23,049	579,913 (f)
Chimera Investment Corp., Non Voting Shares (7.750% to 9/30/25 then 3 mo. USD LIBOR + 4.743%)	7.750%		7,274	169,120 (f)
MFA Financial Inc., Non Voting Shares (3 mo. Term SOFR + 5.607%)	9.902%		13,294	324,507 (f)

Total Preferred Stocks (Cost — $1,072,218)				1,073,540

Common Stocks — 0.3%
Consumer Discretionary — 0.3%
Diversified Consumer Services — 0.3%
WW International Inc.			14,615	466,072 *

Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC			14,655	17,879 *(g)(o)
Spirit Aviation Holdings Inc.			21,251	25,926 *

Total Industrials				43,805
See Notes to Schedule of Investments.

Western Asset High Yield Opportunity Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset High Yield Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security			Shares	Value

Materials — 0.0%††
Metals & Mining — 0.0%††
Arctic Canadian Diamond Co. Ltd.			906	$20,689 *(g)(h)

Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd.			38,203	573 *(g)

Total Common Stocks (Cost — $1,020,965)				531,139
	Rate	Maturity Date	Face Amount†
Collateralized Mortgage Obligations(p) — 0.3%
LHOME Mortgage Trust, 2025-RTL1 M1 (Cost — $379,998)	7.023%	1/25/40	380,000	383,924 (a)(f)

Convertible Bonds & Notes — 0.1%
Consumer Discretionary — 0.1%
Hotels, Restaurants & Leisure — 0.1%
NCL Corp. Ltd., Senior Notes	1.125%	2/15/27	170,000	176,804

Industrials — 0.0%††
Aerospace & Defense — 0.0%††
AeroVironment Inc., Senior Notes	0.000%	7/15/30	47,000	50,172

Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd., Senior Notes	0.000%	9/30/28	13,656	615 (j)

Total Convertible Bonds & Notes (Cost — $223,952)				227,591
		Expiration Date	Warrants
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC		3/12/30	797	972 *(g)
Spirit Airlines LLC		3/12/30	21,647	26,409 *(g)
Spirit Airlines LLC		3/12/30	16,644	20,306 *(a)(g)(o)

Total Warrants (Cost — $475,832)				47,687
Total Investments before Short-Term Investments (Cost — $150,573,953)				149,025,290
	Rate		Shares
Short-Term Investments — 1.8%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $2,740,038)	4.246%		2,740,038	2,740,038 (q)(r)
Total Investments — 98.2% (Cost — $153,313,991)				151,765,328
Other Assets in Excess of Liabilities — 1.8%				2,811,143
Total Net Assets — 100.0%				$154,576,471

See Notes to Schedule of Investments.

Western Asset High Yield Opportunity Fund Inc. 2025 Quarterly Report

 Western Asset High Yield Opportunity Fund Inc.
†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	The coupon payment on this security is currently in default as of August 31, 2025.
(c)	Securities traded on a when-issued or delayed delivery basis.
(d)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(e)	Security has no maturity date. The date shown represents the next call date.
(f)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(g)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(h)	Security is valued using significant unobservable inputs (Note 1).
(i)	Value is less than $1.
(j)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Directors.

(k)	The maturity principal is currently in default as of August 31, 2025.
(l)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(m)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(n)	All or a portion of this loan has not settled as of August 31, 2025. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(o)	Restricted security (Note 3).
(p)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(q)	Rate shown is one-day yield as of the end of the reporting period.
(r)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At August 31, 2025, the total market value of investments in Affiliated Companies was $2,740,038 and the cost was $2,740,038 (Note 2).

Abbreviation(s) used in this schedule:
DOP	—	Dominican Peso
ETF	—	Exchange-Traded Fund
EUR	—	Euro
GBP	—	British Pound
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
PIK	—	Payment-In-Kind
SOFR	—	Secured Overnight Financing Rate
SPDR	—	Standard & Poor’s Depositary Receipts
USD	—	United States Dollar
At August 31, 2025, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	585,493	EUR	496,633	Bank of America N.A.	10/16/25	$2,715
USD	295,153	GBP	219,784	Bank of America N.A.	10/16/25	(2,018)
EUR	1,022,794	USD	1,202,131	Citibank N.A.	10/16/25	(1,925)
GBP	436,492	USD	585,377	Citibank N.A.	10/16/25	4,807
EUR	2,750,266	USD	3,241,040	Goldman Sachs Group Inc.	10/16/25	(13,716)
See Notes to Schedule of Investments.

Western Asset High Yield Opportunity Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset High Yield Opportunity Fund Inc.
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	503,712	USD	687,854	Goldman Sachs Group Inc.	10/16/25	$(6,781)
USD	3,116,819	EUR	2,637,284	JPMorgan Chase & Co.	10/16/25	22,074
EUR	1,015,662	USD	1,199,019	Morgan Stanley & Co. Inc.	10/16/25	(7,180)
Net unrealized depreciation on open forward foreign currency contracts						$(2,024)

Abbreviation(s) used in this table:
EUR	—	Euro
GBP	—	British Pound
USD	—	United States Dollar
At August 31, 2025, the Fund had the following open swap contracts:
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.HY.44 Index	$2,168,000	6/20/30	5.000% quarterly	$156,171	$122,321	$33,850

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset High Yield Opportunity Fund Inc. 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset High Yield Opportunity Fund Inc. (formerly Western Asset High Yield Defined Opportunity Fund Inc.) (the “Fund”) was incorporated in Maryland on July 20, 2010, and is registered as a non-diversified, limited-term, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide high income. As a secondary investment objective, the Fund will seek capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets in a portfolio of high-yield corporate fixed income securities with varying maturities. Corporate securities include those securities that are issued or originated by U.S. or foreign public or private corporations and other business entities. The Fund intends to liquidate on or about September 30, 2025, and distribute substantially all of its net assets to stockholders, after making appropriate provisions for any liabilities of the Fund.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation.  Equity securities, including exchange-traded funds, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.

Western Asset High Yield Opportunity Fund Inc. 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$12,130,257	$0 *	$12,130,257
Health Care	—	13,107,893	0 *	13,107,893
Other Corporate Bonds & Notes	—	107,367,700	—	107,367,700
Senior Loans:
Materials	—	—	892,833	892,833
Other Senior Loans	—	9,039,568	—	9,039,568
Sovereign Bonds	—	2,724,471	—	2,724,471
Investments in Underlying Funds	$1,498,687	—	—	1,498,687
Preferred Stocks	1,073,540	—	—	1,073,540
Common Stocks:
Consumer Discretionary	466,072	—	—	466,072
Industrials	25,926	17,879	—	43,805
Materials	—	—	20,689	20,689
Real Estate	—	573	—	573
Collateralized Mortgage Obligations	—	383,924	—	383,924
Convertible Bonds & Notes	—	227,591	—	227,591
Warrants	—	47,687	—	47,687
Total Long-Term Investments	3,064,225	145,047,543	913,522	149,025,290
Short-Term Investments†	2,740,038	—	—	2,740,038
Total Investments	$5,804,263	$145,047,543	$913,522	$151,765,328
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$29,596	—	$29,596
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	33,850	—	33,850
Total Other Financial Instruments	—	$63,446	—	$63,446
Total	$5,804,263	$145,110,989	$913,522	$151,828,774

Western Asset High Yield Opportunity Fund Inc. 2025 Quarterly Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$31,620	—	$31,620

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended August 31, 2025. The following transactions were effected in such company for the period ended August 31, 2025.

	Affiliate Value at May 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$4,739,340	$23,459,279	23,459,279	$25,458,581	25,458,581

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at August 31, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$24,442	—	$2,740,038
3. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares/ Warrants	Acquisition Date	Cost	Fair Value at 8/31/2025	Value Per Share/Warrant	Percent of Net Assets
Spirit Airlines LLC, Common Shares	14,655	3/25	$178,401	$17,879	$1.22	0.01%
Spirit Airlines LLC, Warrants	16,644	3/25	202,613	20,306 (a)	1.22	0.01
			$381,014	$38,185		0.02%

(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board.

Western Asset High Yield Opportunity Fund Inc. 2025 Quarterly Report